Concentrations	6 Months Ended
Jun. 30, 2023
Concentrations [Abstract]
CONCENTRATIONS

NOTE 18. CONCENTRATIONS

Major customers are defined as customers that each individually account for greater than 10% of the Company’s annual revenues. For the six months ended June 30, 2023 and 2022, the Company had revenue from one and four customers that accounted for approximately 18% and 81% of revenue, respectively.